EQUITY (Description of Plans) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Apr. 30, 2015	Oct. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Option one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	6 years
Option two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years
Option three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price	$ 5.00
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized		3,500,000
Shares available for grant	631,888	4,500,000	1,000,000